Share Capital and Capital Surplus - Summary of Share Capital (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Authorized shares	200,000,000	200,000,000
Par value	₩ 5,000	₩ 5,000
Issued shares(*1)	87,186,835	87,186,835	87,186,835
Shared capital(*2)	₩ 482,403	₩ 482,403